Leases (Tables)	6 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets
	Italy	Spain	Talasol	Israel	Bio Gas	Manara	Total
	€ in thousands
Cost

Balance as at January 1, 2022	-	2,755	7,587	1,503	170	11,352	23,367
Additions	1,335	-	-	36	-	97	1,468
Depreciation for the period	(5)	(58)	(202)	(59)	(110)	(237)	(671)
Disposals	-	(394)	-	-	-	-	(394)
Effect of changes in exchange rates	-	-	-	(48)	-	(362)	(410)
Balance as at June 30, 2022	1,330	2,303	7,385	1,432	60	10,850	23,360

Schedule of Maturity Analysis of Company's Lease Liabilities
June 30, 2022
€ in thousands
Less than one year	675
One to five years	2,840
More than five years	13,366

Total	16,881

Current maturities of lease liability	675

Long-term lease liability	16,206